UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	COMMUNICATION SERVICES — 7.8%
50	Activision Blizzard, Inc.	$2,924
45	Alphabet, Inc. - Class A*	64,475
69	AT&T, Inc.	2,596
10	BCE, Inc.	471
417	CenturyLink, Inc.	5,696
43	Comcast Corp. - Class A	1,857
238	Discovery, Inc. - Class A*	6,964
131	Electronic Arts, Inc.*	14,138
521	Facebook, Inc. - Class A*	105,195
7	Fox Corp. - Class A	260
37	IAC/InterActiveCorp*	9,013
93	Live Nation Entertainment, Inc.*	6,339
155	Match Group, Inc.*	12,124
1,933	Sirius XM Holdings, Inc.	13,666
49	Take-Two Interactive Software, Inc.*	6,108
7	TELUS Corp.	281
64	T-Mobile US, Inc.*	5,068
9	Twitter, Inc.*	292
88	Verizon Communications, Inc.	5,231
133	ViacomCBS, Inc. - Class A	5,051
81	Zillow Group, Inc. - Class A*	3,742
		271,491
	CONSUMER DISCRETIONARY — 17.4%
31	Advance Auto Parts, Inc.	4,084
95	Amazon.com, Inc.*	190,828
14	AutoZone, Inc.*	14,811
147	Best Buy Co., Inc.	12,449
8	Booking Holdings, Inc.*	14,644
37	Burlington Stores, Inc.*	8,046
260	Caesars Entertainment Corp.*	3,554
3	Chipotle Mexican Grill, Inc.*	2,600
48	Darden Restaurants, Inc.	5,589
141	Dollar General Corp.	21,631
103	Dollar Tree, Inc.*	8,968
23	Domino's Pizza, Inc.	6,480
149	DR Horton, Inc.	8,821
367	eBay, Inc.	12,317
65	Expedia Group, Inc.	7,049
107	Garmin Ltd.	10,374
65	Genuine Parts Co.	6,082
57	Hasbro, Inc.	5,807
209	Home Depot, Inc.	47,673

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
58	Las Vegas Sands Corp.	$3,788
169	LKQ Corp.*	5,524
58	Lowe's Cos., Inc.	6,742
75	Lululemon Athletica, Inc.*	17,954
7	McDonald's Corp.	1,498
28	Mohawk Industries, Inc.*	3,687
81	Norwegian Cruise Line Holdings Ltd.*	4,362
2	NVR, Inc.*	7,634
43	O'Reilly Automotive, Inc.*	17,462
135	PulteGroup, Inc.	6,028
51	Roku, Inc.*	6,169
206	Ross Stores, Inc.	23,111
64	Starbucks Corp.	5,429
92	Target Corp.	10,188
68	Tiffany & Co.	9,113
231	TJX Cos., Inc.	13,638
68	Tractor Supply Co.	6,321
26	Ulta Beauty, Inc.*	6,966
250	Under Armour, Inc. - Class A*	5,045
15	Vail Resorts, Inc.	3,518
229	VF Corp.	19,000
24	Whirlpool Corp.	3,508
41	Wynn Resorts Ltd.	5,173
148	Yum China Holdings, Inc.	6,374
170	Yum! Brands, Inc.	17,981
		608,020
	CONSUMER STAPLES — 12.3%
224	Brown-Forman Corp. - Class A	14,397
115	Campbell Soup Co.	5,565
109	Church & Dwight Co., Inc.	8,090
57	Clorox Co.	8,967
40	Coca-Cola Co.	2,336
213	Coca-Cola European Partners PLC	11,206
492	Colgate-Palmolive Co.	36,300
85	Costco Wholesale Corp.	25,969
207	Estee Lauder Cos., Inc. - Class A	40,398
120	Hershey Co.	18,620
44	JM Smucker Co.	4,559
130	Kellogg Co.	8,867
157	Kimberly-Clark Corp.	22,489
359	Kroger Co.	9,643
64	Lamb Weston Holdings, Inc.	5,844

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
242	Monster Beverage Corp.*	$16,117
268	PepsiCo, Inc.	38,061
102	Philip Morris International, Inc.	8,435
449	Procter & Gamble Co.	55,954
293	Sysco Corp.	24,067
59	Walgreens Boots Alliance, Inc.	3,000
545	Walmart, Inc.	62,397
		431,281
	ENERGY — 0.9%
144	Apache Corp.	3,951
40	Chevron Corp.	4,286
13	ConocoPhillips	773
146	Continental Resources, Inc.	3,974
152	Devon Energy Corp.	3,301
44	EOG Resources, Inc.	3,208
40	Exxon Mobil Corp.	2,485
87	Magellan Midstream Partners LP	5,340
323	Marathon Oil Corp.	3,673
2	Pioneer Natural Resources Co.	270
		31,261
	FINANCIALS — 2.1%
7	Aflac, Inc.	361
3	Allstate Corp.	356
8	American Express Co.	1,039
1	Ameriprise Financial, Inc.	165
2	Aon PLC	441
86	Bank of America Corp.	2,823
7	Bank of Montreal	534
11	Brookfield Asset Management, Inc. - Class A	673
26	Brookfield Renewable Partners LP	1,267
5	Canadian Imperial Bank of Commerce	407
4	Capital One Financial Corp.	399
4	Chubb Ltd.	608
21	Citigroup, Inc.	1,563
22	FactSet Research Systems, Inc.	6,295
3	Goldman Sachs Group, Inc.	713
5	Intercontinental Exchange, Inc.	499
21	Manulife Financial Corp.	409
21	MarketAxess Holdings, Inc.	7,438
5	Marsh & McLennan Cos., Inc.	559
34	Moody's Corp.	8,731

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
47	MSCI, Inc.	$13,433
4	PNC Financial Services Group, Inc.	594
16	Royal Bank of Canada	1,263
47	S&P Global, Inc.	13,805
59	SEI Investments Co.	3,850
6	Sun Life Financial, Inc.	282
2	T. Rowe Price Group, Inc.	267
20	Toronto-Dominion Bank	1,105
7	Truist Financial Corp.	361
40	Wells Fargo & Co.	1,878
		72,118
	HEALTH CARE — 11.5%
17	Abbott Laboratories	1,481
97	AbbVie, Inc.	7,859
135	Agilent Technologies, Inc.	11,146
99	Alexion Pharmaceuticals, Inc.*	9,840
45	Align Technology, Inc.*	11,569
39	Amgen, Inc.	8,426
3	Anthem, Inc.	796
156	Bausch Health Cos., Inc.*	4,279
27	Baxter International, Inc.	2,409
3	Becton, Dickinson and Co.	826
12	Biogen, Inc.*	3,226
78	BioMarin Pharmaceutical, Inc.*	6,513
12	Bio-Rad Laboratories, Inc. - Class A*	4,331
88	Boston Scientific Corp.*	3,685
107	Bristol-Myers Squibb Co.	6,736
72	Centene Corp.*	4,522
180	Cerner Corp.	12,929
21	Cooper Cos., Inc.	7,285
51	DaVita, Inc.*	4,073
85	DENTSPLY SIRONA, Inc.	4,760
40	DexCom, Inc.*	9,630
115	Edwards Lifesciences Corp.*	25,284
143	Elanco Animal Health, Inc.*	4,419
68	Eli Lilly & Co.	9,495
57	Exact Sciences Corp.*	5,317
95	Gilead Sciences, Inc.	6,004
65	Henry Schein, Inc.*	4,481
119	Hologic, Inc.*	6,369
9	Humana, Inc.	3,026
47	IDEXX Laboratories, Inc.*	12,737

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
8	Illumina, Inc.*	$2,321
122	Incyte Corp.*	8,915
34	Insulet Corp.*	6,597
6	Intuitive Surgical, Inc.*	3,359
197	Johnson & Johnson	29,327
38	Laboratory Corp. of America Holdings*	6,665
13	Medtronic PLC	1,501
191	Merck & Co., Inc.	16,319
14	Mettler-Toledo International, Inc.*	10,600
197	Mylan N.V.*	4,220
35	Neurocrine Biosciences, Inc.*	3,503
42	PerkinElmer, Inc.	3,884
53	Quest Diagnostics, Inc.	5,865
63	ResMed, Inc.	10,015
95	Seattle Genetics, Inc.*	10,297
33	STERIS PLC	4,973
20	Stryker Corp.	4,214
18	Teleflex, Inc.	6,687
4	Thermo Fisher Scientific, Inc.	1,253
62	UnitedHealth Group, Inc.	16,892
41	Varian Medical Systems, Inc.*	5,763
65	Veeva Systems, Inc. - Class A*	9,530
14	Vertex Pharmaceuticals, Inc.*	3,179
29	Waters Corp.*	6,490
32	West Pharmaceutical Services, Inc.	4,990
81	Zoetis, Inc.	10,871
		401,683
	INDUSTRIALS — 7.5%
43	3M Co.	6,822
51	Allegion PLC	6,595
167	American Airlines Group, Inc.	4,482
62	C.H. Robinson Worldwide, Inc.	4,478
8	Canadian National Railway Co.	748
6	Caterpillar, Inc.	788
57	Cintas Corp.	15,901
129	Copart, Inc.*	13,088
20	CoStar Group, Inc.*	13,060
70	Cummins, Inc.	11,198
8	Delta Air Lines, Inc.	446
65	Dover Corp.	7,400
4	Eaton Corp. PLC	378
46	Emerson Electric Co.	3,295

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
47	Equifax, Inc.	$7,045
78	Expeditors International of Washington, Inc.	5,697
329	Fastenal Co.	11,475
6	FedEx Corp.	868
3	General Dynamics Corp.	526
58	HEICO Corp.	7,101
76	HEICO Corp. - Class A	7,307
7	Honeywell International, Inc.	1,213
16	Huntington Ingalls Industries, Inc.	4,176
34	IDEX Corp.	5,571
51	IHS Markit Ltd.*	4,022
62	Illinois Tool Works, Inc.	10,849
2	Ingersoll-Rand PLC	266
42	J.B. Hunt Transport Services, Inc.	4,533
51	Jacobs Engineering Group, Inc.	4,719
13	Kansas City Southern	2,193
17	Lennox International, Inc.	3,961
163	Masco Corp.	7,746
26	Nordson Corp.	4,390
35	Old Dominion Freight Line, Inc.	6,868
7	PACCAR, Inc.	519
1	Parker-Hannifin Corp.	196
3	Raytheon Co.	663
3	Republic Services, Inc.	285
53	Rockwell Automation, Inc.	10,158
185	Rollins, Inc.	7,021
25	Snap-on, Inc.	3,991
6	Southwest Airlines Co.	330
21	Teledyne Technologies, Inc.*	7,666
87	Textron, Inc.	3,996
5	Thomson Reuters Corp.	402
1	TransDigm Group, Inc.	643
74	TransUnion	6,786
100	United Airlines Holdings, Inc.*	7,480
30	United Rentals, Inc.*	4,071
8	United Technologies Corp.	1,202
31	W.W. Grainger, Inc.	9,383
4	Waste Management, Inc.	487
80	Xylem, Inc.	6,533
		261,017
	INFORMATION TECHNOLOGY — 36.5%‡
122	Accenture PLC - Class A	25,036

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
30	Adobe, Inc.*	$10,534
616	Advanced Micro Devices, Inc.*	28,952
93	Akamai Technologies, Inc.*	8,682
3	Amphenol Corp. - Class A	298
3	Analog Devices, Inc.	329
47	ANSYS, Inc.*	12,893
811	Apple, Inc.	251,013
176	Applied Materials, Inc.	10,206
34	Arista Networks, Inc.*	7,594
96	Autodesk, Inc.*	18,898
4	Automatic Data Processing, Inc.	686
19	Black Knight, Inc.*	1,271
79	Booz Allen Hamilton Holding Corp.	6,165
4	Broadcom, Inc.	1,221
50	Broadridge Financial Solutions, Inc.	5,957
161	Cadence Design Systems, Inc.*	11,610
81	CDW Corp.	10,566
278	Cisco Systems, Inc.	12,780
59	Citrix Systems, Inc.	7,152
75	Cognex Corp.	3,823
251	Cognizant Technology Solutions Corp. - Class A	15,406
32	Coupa Software, Inc.*	5,157
78	DocuSign, Inc.*	6,124
101	DXC Technology Co.	3,220
30	EPAM Systems, Inc.*	6,844
16	Fair Isaac Corp.*	6,438
6	Fidelity National Information Services, Inc.	862
75	Fortinet, Inc.*	8,652
39	Gartner, Inc.*	6,270
66	GoDaddy, Inc. - Class A*	4,436
653	HP, Inc.	13,922
285	Intel Corp.	18,220
58	International Business Machines Corp.	8,336
149	Intuit, Inc.	41,777
35	Jack Henry & Associates, Inc.	5,234
106	Keysight Technologies, Inc.*	9,857
89	KLA Corp.	14,751
26	Lam Research Corp.	7,753
70	Leidos Holdings, Inc.	7,033
182	Mastercard, Inc. - Class A	57,501
124	Maxim Integrated Products, Inc.	7,455
13	Micron Technology, Inc.*	690

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
1,465	Microsoft Corp.	$249,387
95	Motorola Solutions, Inc.	16,815
103	NetApp, Inc.	5,500
33	NVIDIA Corp.	7,802
53	Okta, Inc.*	6,787
188	ON Semiconductor Corp.*	4,352
120	Open Text Corp.	5,399
241	Oracle Corp.	12,640
43	Palo Alto Networks, Inc.*	10,096
160	Paychex, Inc.	13,723
25	Paycom Software, Inc.*	7,954
11	PayPal Holdings, Inc.*	1,253
46	Qorvo, Inc.*	4,870
62	QUALCOMM, Inc.	5,289
46	RingCentral, Inc. - Class A*	9,457
56	salesforce.com, Inc.*	10,209
118	Seagate Technology PLC	6,725
104	ServiceNow, Inc.*	35,176
23	Shopify, Inc. - Class A*	10,710
76	Skyworks Solutions, Inc.	8,599
68	Splunk, Inc.*	10,558
187	Square, Inc. - Class A*	13,967
85	Synopsys, Inc.*	12,538
4	TE Connectivity Ltd.	369
95	Teradyne, Inc.	6,269
179	Texas Instruments, Inc.	21,596
20	Trade Desk, Inc. - Class A*	5,384
109	Trimble, Inc.*	4,635
15	Tyler Technologies, Inc.*	4,855
37	Ubiquiti, Inc.	6,047
18	Universal Display Corp.	3,171
66	VeriSign, Inc.*	13,737
20	Visa, Inc. - Class A	3,979
22	VMware, Inc. - Class A*	3,257
219	Western Union Co.	5,891
100	Workday, Inc. - Class A*	18,463
113	Xilinx, Inc.	9,546
31	Zebra Technologies Corp. - Class A*	7,410
		1,276,019
	MATERIALS — 2.5%
706	Amcor PLC	7,477

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
38	Avery Dennison Corp.	$4,987
48	Celanese Corp.	4,968
83	CF Industries Holdings, Inc.	3,343
52	Crown Holdings, Inc.*	3,850
52	Eastman Chemical Co.	3,706
52	Ecolab, Inc.	10,198
50	FMC Corp.	4,780
138	Kirkland Lake Gold Ltd.	5,676
5	Linde PLC	1,016
4	LyondellBasell Industries N.V. - Class A	311
119	Nucor Corp.	5,651
6	Nutrien Ltd.	256
43	Packaging Corp. of America	4,117
105	PPG Industries, Inc.	12,583
57	RPM International, Inc.	4,068
17	Sherwin-Williams Co.	9,469
		86,456
	REAL ESTATE — 0.3%
1	AvalonBay Communities, Inc. - REIT	217
10	Equinix, Inc. - REIT	5,897
23	Equity LifeStyle Properties, Inc. - REIT	1,673
3	Simon Property Group, Inc. - REIT	400
11	Sun Communities, Inc. - REIT	1,784
		9,971
	UTILITIES — 1.0%
5	American Electric Power Co., Inc.	521
8	Dominion Energy, Inc.	686
25	Entergy Corp.	3,288
3	Eversource Energy	277
5	FirstEnergy Corp.	254
62	NextEra Energy, Inc.	16,628
96	NRG Energy, Inc.	3,542
3	Sempra Energy	482
133	Southern Co.	9,363
5	Xcel Energy, Inc.	346
		35,387
	TOTAL COMMON STOCKS
	(Cost $3,134,731)	3,484,704

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Concluded

January 31, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.2%
6,890	Invesco Government & Agency Portfolio - Institutional Class, 1.49%#	$6,890
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,890)	6,890
	TOTAL INVESTMENTS — 100.0%
	(Cost $3,141,621)	3,491,594
	Other Liabilities in Excess of Assets — (0.0)%	(440)
	TOTAL NET ASSETS — 100.0%	$3,491,154

*	Non-income producing security.
‡	Please see Note 3 for more information about industry and sector concentration and other risks.
#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.9%
	COMMUNICATION SERVICES — 1.3%
533	Match Group, Inc.*	$41,691
	CONSUMER DISCRETIONARY — 17.6%
38	AutoZone, Inc.*	40,203
498	Best Buy Co., Inc.	42,176
33	Booking Holdings, Inc.*	60,408
322	Dollar General Corp.	49,398
581	Home Depot, Inc.	132,526
201	Lululemon Athletica, Inc.*	48,117
109	O'Reilly Automotive, Inc.*	44,265
439	Ross Stores, Inc.	49,251
468	Target Corp.	51,826
1,036	TJX Cos., Inc.	61,166
		579,336
	CONSUMER STAPLES — 22.3%‡
838	Colgate-Palmolive Co.	61,828
289	Costco Wholesale Corp.	88,295
308	Estee Lauder Cos., Inc. - Class A	60,109
318	Hershey Co.	49,344
795	PepsiCo, Inc.	112,906
1,243	Procter & Gamble Co.	154,903
605	Sysco Corp.	49,695
1,391	Walmart, Inc.	159,255
		736,335
	FINANCIALS — 3.7%
220	Moody's Corp.	56,494
222	S&P Global, Inc.	65,208
		121,702
	HEALTH CARE — 9.5%
155	Align Technology, Inc.*	39,850
597	Cerner Corp.	42,882
230	Edwards Lifesciences Corp.*	50,568
167	IDEXX Laboratories, Inc.*	45,259
483	Incyte Corp.*	35,293
53	Mettler-Toledo International, Inc.*	40,131
448	Zoetis, Inc.	60,126
		314,109
	INDUSTRIALS — 6.8%
170	Cintas Corp.	47,425
473	Copart, Inc.*	47,991
1,166	Fastenal Co.	40,670

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

SCHEDULE OF INVESTMENTS - Concluded

January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
618	IHS Markit Ltd.*	$48,735
124	W.W. Grainger, Inc.	37,531
		222,352
	INFORMATION TECHNOLOGY — 30.9%‡
1,191	Advanced Micro Devices, Inc.*	55,977
926	Applied Materials, Inc.	53,699
611	Cadence Design Systems, Inc.*	44,059
300	CDW Corp.	39,135
234	Intuit, Inc.	65,609
257	KLA Corp.	42,595
175	Lam Research Corp.	52,187
507	Mastercard, Inc. - Class A	160,181
1,648	Microsoft Corp.	280,539
196	ServiceNow, Inc.*	66,293
140	Shopify, Inc.*	65,192
309	Synopsys, Inc.*	45,581
227	VeriSign, Inc.*	47,248
		1,018,295
	MATERIALS — 1.6%
95	Sherwin-Williams Co.	52,914
	UTILITIES — 6.2%
368	Entergy Corp.	48,399
333	NextEra Energy, Inc.	89,311
953	Southern Co.	67,091
		204,801
	TOTAL COMMON STOCKS
	(Cost $3,120,225)	3,291,535
	SHORT-TERM INVESTMENTS — 0.1%
3,509	Invesco Government & Agency Portfolio - Institutional Class, 1.49%#	3,509
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,509)	3,509
	TOTAL INVESTMENTS — 100.0%
	(Cost $3,123,734)	3,295,044
	Other Assets in Excess of Liabilities — 0.0%	140
	TOTAL NET ASSETS — 100.0%	$3,295,184

*	Non-income producing security.
‡	Please see Note 3 for more information about industry and sector concentration and other risks.
#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The schedule of investments herein are for the QRAFT AI-Enhanced U.S. Large Cap ETF (the “AI-Enhanced U.S. Large Cap ETF”) and the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (the “AI-Enhanced U.S. Large Cap Momentum ETF) (each, a “Fund” and collectively, the “Funds”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments, including shares of other investment companies, in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to net asset value (“NAV”) per share.

The AI-Enhanced U.S. Large Cap ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S.-listed large capitalization companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 20, 2019.

The AI-Enhanced U.S. Large Cap Momentum ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S.-listed large capitalization companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 20, 2019.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the schedule of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

The following is a summary of the valuations as of January 31, 2020 for each Fund based upon the three levels defined above:

AI-Enhanced U.S. Large Cap ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$3,484,704	$-	$-	$3,484,704
Short-Term Investments	6,890	-	-	6,890
Total	$3,491,594	$-	$-	$3,491,594

AI-Enhanced U.S. Large Cap Momentum ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$3,291,535	$-	$-	$3,291,535
Short-Term Investments	3,509	-	-	3,509
Total	$3,295,044	$-	$-	$3,295,044

*The Fund did not hold any Level 3 securities at period end.

(1) For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Note 3 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Depositary Receipt Risk: ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2020 (Unaudited)

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from each Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk: Each Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for each Fund. Each Fund’s principal investment strategies are dependent upon the use of Qraft’s proprietary artificial intelligence security selection process and, as a result, the Adviser’s skill in understanding and utilizing such process. The achievement of the investment objective of each Fund cannot be guaranteed and the Adviser’s management of each Fund may not produce the intended results.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk: Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, each Fund’s strategy may not be successfully implemented and each Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New/Smaller Fund Risk: A new or smaller Fund is subject to the risk that its performance may not represent how each Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that each Fund will achieve an economically viable size, in which case it could ultimately liquidate. Each Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of each Fund will receive an amount equal to each Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of each Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during each Fund’s liquidation all or a portion of each Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance. However, each Fund intends to comply with the asset diversification requirements under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) in order to qualify as a regulated investment company. See the “Federal Income Taxes” section of the SAI for additional detail.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Concluded

January 31, 2020 (Unaudited)

Operational Risk: Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on each Fund.

Portfolio Turnover Risk: Each Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Sector Focus Risk:  Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.  While each Fund’s sector exposure is expected to vary over time, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk: Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of health care through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Information Technology Sector Risk: Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of each Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Trading Risk: Shares may trade on the Exchange above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of each Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Note 4 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in each Fund’s financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 20, 2020

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	March 20, 2020